Net Income Attributable to Canon Inc. Stockholders per Share	12 Months Ended
Dec. 31, 2012
Net Income Attributable to Canon Inc. Stockholders per Share

16.	Net Income Attributable to Canon Inc. Stockholders per Share

A reconciliation of the numerators and denominators of basic and diluted net income attributable to Canon Inc. stockholders per share computations is as follows:

	Years ended December 31
	2012	2011	2010
	(Millions of yen)
Net income attributable to Canon Inc.	¥224,564	¥248,630	¥246,603

	(Number of shares)
Average common shares outstanding	1,173,647,835	1,215,832,419	1,234,817,434
Effect of dilutive securities:
Stock options	20,574	60,552	50,603

Diluted common shares outstanding	1,173,668,409	1,215,892,971	1,234,868,037

	(Yen)
Net income attributable to Canon Inc. stockholders per share:
Basic	¥191.34	¥204.49	¥199.71
Diluted	191.34	204.48	199.70

The computation of diluted net income attributable to Canon Inc. stockholders per share for the years ended December 31, 2012, 2011 and 2010 excludes certain outstanding stock options because the effect would be anti-dilutive.